CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Stockholders' deficit:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	5,000,000	5,000,000	5,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	700,000,000	700,000,000	700,000,000
Common stock, issued	35,442,759	25,235,361	16,509,852
Common stock, outstanding	35,442,759	25,235,361	16,509,852
Series A Preferred Stock [Member]
Stockholders' deficit:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	51	51	51
Preferred stock, issued	51	51	0
Preferred stock, outstanding	51	51	0